Redeemable Convertible Preferred Stock and Stockholders' Deficit - Redeemable Shares (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	Jan. 31, 2024	May 31, 2023	Apr. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Shares authorized (in shares)									206,169,000	176,646,000
Options granted to purchase redeemable convertible peferred stock (in shares)							0	0	0	23,300,000
Stock issuance cost							$ 27,763	$ 0
Dividends paid-in-kind						$ 15,582
Class A common stock issued upon conversion of redeemable convertible preferred stock (in shares)									1	1
Common stock price to trigger mandatory conversion of redeemable preferred stock									$ 6.97
Minimum net IPO proceeds to trigger mandatory conversion of redeemable preferred stock									$ 125,000
Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares authorized (in shares)				79,978,760
Temporary equity par value (in dollars per share)				$ 0.000005
Issuance of redeemable convertible preferred stock (in shares)										75,495,640
Proceeds from issuance of redeemable convertible preferred stock										$ 421,000
Redeemable convertible preferred stock issued upon exercise of tranche liability (in shares)		4,483,120	35,864,920
Fair value adjustment loss									$ (105,000)	$ 0
Consent threshold, redeemable convertible preferred stock									20.00%
Series B Redeemable Convertible Preferred Stock | Lead Investor
Class of Stock [Line Items]
Issuance price per share (in dollars per share)				5.58						$ 5.58
Options granted to purchase redeemable convertible peferred stock (in shares)										40,348,040
Options grant period									9 months
Series B-1 Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Temporary equity par value (in dollars per share)				$ 0.000005
Issuance of redeemable convertible preferred stock (in shares)				12,484,540
Series B-1 Redeemable Convertible Preferred Stock | Lead Investor
Class of Stock [Line Items]
Issuance price per share (in dollars per share)				$ 0.4
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Temporary equity par value (in dollars per share)	$ 0.000005
Issuance of redeemable convertible preferred stock (in shares)	29,523,120
Proceeds from issuance of redeemable convertible preferred stock	$ 1,100,000
Stock issuance cost	$ 3,000
Class A common stock issued upon conversion of redeemable convertible preferred stock (in shares)									1.0119
Series C Redeemable Convertible Preferred Stock | Lead Investor
Class of Stock [Line Items]
Issuance price per share (in dollars per share)	$ 38.95
Series C
Class of Stock [Line Items]
Shares authorized (in shares)									29,523,000
Issuance price per share (in dollars per share)									$ 38.95
Dividend rate									10.00%
Cash dividends paid									$ 59,000
Dividends paid-in-kind									16,000
Change in accumulated stated value of redeemable preferred stock									$ 14,000
Consent threshold, redeemable convertible preferred stock										90.00%
Redemption price of common stock issued upon conversion of convertible preferred stock (in dollars per share)									$ 38.95
Redeemable Class A Common Stock
Class of Stock [Line Items]
Temporary equity par value (in dollars per share)					$ 0.000005		$ 0.000005		$ 0.000005
Cash dividends paid					$ 0	$ 0	$ 29,000	$ 0
Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares authorized (in shares)					0		0		206,169,000	176,646,000
Temporary equity par value (in dollars per share)					$ 0.000005		$ 0.000005		$ 0.000005	$ 0.000005
Issuance of redeemable convertible preferred stock (in shares)									4,483,000	75,496,000
Redemption grace period after transaction, redeemable preferred stock									90 days